SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY) (Details 4) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Nov. 30, 2011 Loan Facility	Feb. 01, 2011 Loan Facility	Nov. 30, 2011 PIK Notes	Nov. 23, 2011 PIK Notes	Feb. 01, 2011 PIK Notes	Nov. 30, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Convertible Notes	Nov. 23, 2011 Convertible Notes	Nov. 30, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Jul. 19, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Parent company	Jan. 31, 2012 Parent company	Nov. 23, 2011 Parent company	Feb. 01, 2011 Parent company	Nov. 30, 2011 Parent company Loan Facility	Nov. 30, 2011 Parent company PIK Notes	Nov. 23, 2011 Parent company PIK Notes	Nov. 30, 2011 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Jan. 31, 2012 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Feb. 28, 2011 Parent company PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Parent company Convertible Notes	Jan. 31, 2012 Parent company Convertible Notes	Nov. 23, 2011 Parent company Convertible Notes	Jul. 19, 2011 Parent company Convertible Notes
CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
Net assets subject to restrictions																						$ 183,700,000		$ 149,800,000
Shares of common stock issued in initial public offering	6,388,888																				6,388,888
Offering price (in dollars per share)								$ 19.00							$ 19.00				$ 19.00				$ 19.00				$ 19.00			$ 19.00				$ 19.00
Gross proceeds from initial public offering	121,400,000																				121,400,000
Net proceeds from initial public offering	110,400,000				110,446,000																110,446,000	110,446,000
Underwriting discounts and commissions	8,500,000																				8,500,000
Offering-related costs	2,500,000																				2,400,000
Repayment of long-term debt from net proceeds of the initial public offering	88,800,000	40,000,000	11,203,000	50,686,000	145,231,000	3,271,000	33,537,000		88,800,000		4,600,000											4,559,000			88,800,000	4,600,000
Interest rate (as a percent)															12.00%					12.00%							12.00%		12.00%				12.00%
Payment of accrued management fees and interest thereon and termination fee								1,600,000															1,600,000
Number of shares of common stock issued upon conversion of notes											2,774,035			2,774,035		2,205,953		2,205,953								4,979,888		2,205,953				2,205,953
Long-term debt due to related parties						158,664,000		188,000,000		109,755,000			48,909,000											48,909,000							48,900,000
Prepayment of the original borrowing														4,600,000														4,600,000
Amount of principal and accrued interest converted into shares of common stock												52,700,000			52,700,000		41,900,000		41,900,000											41,900,000				41,900,000
Original amount of debt																																			$ 40,200,000